Cover	Jan. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 30, 2026
Entity Registrant Name	OMNIAB, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40720
Entity Tax Identification Number	98-1584818
Entity Address, Address Line One	5980 Horton Street, Suite 600
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	250-7800
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001846253
Current Fiscal Year End Date	--12-31
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	OABI
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	OABIW
Security Exchange Name	NASDAQ